Supplemental Cash Flow Disclosure - Disclosure of cash flow statement (Details) - USD ($)	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Non-cash investing and financing transactions:
Right of use asset acquired	$ 69,129	$ 4,968,446	$ 0
Accretion income on promissory note receivable	1,696	0	7,034
Property and equipment through financing	0	0	42,831
Assets transferred from Inventory to Property and equipment	$ 874,278	$ 0	$ 1,408,813